INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 35,378	$ 26,131
Accumulated amortization	24,963	23,732
Intangible assets, net	10,415	2,399
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	25,561	16,314
Accumulated amortization	$ 15,297	14,160
Weighted average amortization period (years)	7 years 10 months 25 days
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,666	$ 9,572
Weighted average amortization period (years)	5 years 9 months 18 days